Earnings per Share	12 Months Ended
Dec. 31, 2016
Earnings per Share
Earnings per Share

13. Earnings per Share

Basic earnings per share (“EPS”) is computed by dividing net income (loss) attributable to controlling interests by the weighted average number of shares of Class A common stock outstanding during the period. Shares of Class B common stock are not included in the calculation of earnings per share because they are not participating securities and have no economic interest in the Company. Diluted earnings per share takes into account the potential dilutive effect of shares that could be issued by the Company in conjunction with the Series A preferred stock and from stock awards that have been granted to directors and employees. Awards of non-vested shares are considered outstanding as of the respective grant dates for purposes of computing diluted EPS even though the award is contingent upon vesting. For the year ended December 31, 2016, 1,359,088 restricted stock units, and 1,125,706 performance share units, and 31,405,672 shares from the convertible Class A preferred stock were excluded from the calculation as they would have had an anti-dilutive effect. For the year ended December 31, 2015, 823,446 restricted stock units, and 586,325 performance share units were excluded from the calculation as they would have had an anti-dilutive effect. For the year ended December 31, 2014, 29,828 restricted stock shares, 59,434 restricted stock units and 209,870 performance share units were excluded from the calculation as they would have had an anti-dilutive effect.

The following is a calculation of the basic and diluted weighted-average number of shares of Class A common stock outstanding and EPS:

Earnings per Share

	Year Ended December 31,
(in thousands, except per share data)	2016	2015	2014
Income (numerator):
Net income (loss) attributable to controlling interests	$(42,552)	$(2,381)	$41,136
Less: Dividends and accretion on preferred stock	(2,669)	—	—
Net income (loss) attributable to common shareholder	$(45,221)	$(2,381)	$41,136
Weighted-average shares (denominator) (1) :
Weighted-average number of shares of Class A common stock - basic	43,506	29,161	13,622
Weighted-average number of shares of Class A common stock - diluted	43,506	29,161	13,630
Earnings (loss) per share (1) :
Basic - Net income (loss) attributable to common shareholders	$(1.04)	$(0.08)	$3.02
Diluted - Net income (loss) attributable to common shareholders	$(1.04)	$(0.08)	$3.02

(1)

All share and earnings per share information presented has been recast to retrospectively adjust for the effects of the 0.087423 per share Special Stock Dividend, as defined in Note 16, “Subsequent Events - Special Stock Dividend Declared”, distributed on March 31, 2017.